Financial instruments - Loan liabilities - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jul. 30, 2024	Dec. 31, 2023
Borrowings
Secured loans received	€ 20,483
Accrued short-term interest	1,169		€ 1,193
Unutilized lines of credit	€ 75,086		€ 141,086
Syndicated loan facility
Borrowings
Notional amount		€ 250,000